Right-of-use-assets - Summary of Changes in Carrying Amount of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance	€ 44,378	€ 50,444
Depreciation	(9,959)	(10,643)	€ (12,021)
Balance	33,641	44,378	50,444
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	100,817	102,499
Additions	9,298	5,214
Disposals	(14,565)	(10,432)
Adjustments due to remeasurements	476	22
Adjustments due to modifications	(161)	275
Effect of translation adjustments	(6,197)	3,239
Balance	89,668	100,817	102,499
Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(56,439)	(52,055)
Depreciation	(9,959)	(10,643)
Disposals	9,660	8,402
Impairment loss	(2,926)	(458)
Adjustments due to modifications	156
Effect of translation adjustments	3,481	(1,685)
Accumulated depreciation and impairment loss	(56,027)	(56,439)	(52,055)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	43,666	49,906
Balance	33,020	43,666	49,906
Buildings [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	99,556	101,592
Additions	9,074	4,861
Disposals	(14,510)	(10,329)
Adjustments due to remeasurements	476	22
Adjustments due to modifications		182
Effect of translation adjustments	(6,176)	3,228
Balance	88,420	99,556	101,592
Buildings [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(55,890)	(51,686)
Depreciation	(9,645)	(10,372)
Disposals	9,605	8,299
Impairment loss	(2,926)	(458)
Adjustments due to modifications	(4)
Effect of translation adjustments	3,460	(1,673)
Accumulated depreciation and impairment loss	(55,400)	(55,890)	(51,686)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	712	538
Balance	621	712	538
Vehicles [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,261	907
Additions	224	353
Disposals	(55)	(103)
Adjustments due to modifications	(161)	93
Effect of translation adjustments	(21)	11
Balance	1,248	1,261	907
Vehicles [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(549)	(369)
Depreciation	(314)	(271)
Disposals	55	103
Adjustments due to modifications	160
Effect of translation adjustments	21	(12)
Accumulated depreciation and impairment loss	€ (627)	€ (549)	€ (369)